Summary of Significant Accounting Policies - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements are presented in United States (“U.S.”) dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of the financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. In preparing these financial statements, management used significant estimates in the following areas, among others: recoverability of the Company’s net deferred tax assets and related valuation allowance, useful lives and recoverability of property and equipment, determining the Incremental Borrowing Rate (“IBR”) for calculating lease liabilities and related right-of-use (“ROU”) assets and finance lease assets, clinical trial accruals, accrual estimates for all CVRs, the value attributed to employee stock options and other stock-based awards and valuation of common stock. On an ongoing basis, the Company reviews its estimates to ensure that they appropriately reflect changes in the business or as new information becomes available. Actual results may differ from these estimates.
Segment Information
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company operates as a single operating segment and has one reportable segment. The Company’s operations and its assets are held in the United States.
Cash and Cash Equivalents
The Company considers all highly-liquid investments purchased with original maturities of 90 days or less at time of purchase to be cash equivalents. Cash and cash equivalents include cash held in banks and are stated at fair value.
The following table provides a reconciliation of cash, cash equivalents, and restricted cash in the balance sheets that sum to the total of the same such amounts shown in the statements of cash flows (in thousands):

	December 31,
	2023	2022
Cash and cash equivalents	$148,210	$82,021
Restricted cash	508	—
Total cash, cash equivalents and restricted cash	$148,718	$82,021
Cash equivalents consist of money market funds in which the carrying value equals the fair value (see Note 6, Fair Value of Financial Instruments). Restricted cash includes $0.5 million in cash deposits the Company maintains with its bank as collateral for the irrevocable letters of credits related to its lease obligations.
Concentrations of Credit Risk
Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company’s cash and cash equivalent accounts, at times, may exceed federally insured limits. As of December 31, 2023, the Company had $147.7 million in excess of the federally insured limits. The Company places its cash in financial institutions that management believes to be of high credit quality.
Investments
Investment securities at December 31, 2023 consist of U.S. treasury notes. The Company classifies these securities as held-to-maturity. Held-to-maturity securities are those securities in which the Company has the ability and intent to hold the security until maturity. Held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective interest method. The Company reassesses the classification of held-to-maturity at each reporting period.
The allowance for credit losses on held-to-maturity securities is a contra-asset valuation account determined in accordance with ASC 326, which is deducted from the securities' amortized cost basis at the balance sheet date as a result of management's assessment of the net amount expected to be collected. Securities that are determined to be uncollectible are written off against the allowance. The Company did not recognize an allowance for credit losses as of December 31, 2023. Interest income is recognized when earned. Additional information regarding held-to-maturity investments is included in Note 5, Investments.
Fair Value of Financial Instruments
Management believes that the carrying amounts of the Company’s financial instruments, including cash, prepaid and other current assets, accounts payable and accrued expenses, approximate fair value due to the short-term nature of these instruments. Certain assets and liabilities are carried at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
•Level 1 – Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.
•Level 2 – Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
◦quoted prices for similar assets and liabilities in active markets.
◦quoted prices for identical or similar assets or liabilities in markets that are not active.
◦observable inputs other than quoted prices that are used in the valuation of the asset or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals).
◦inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3 – Unobservable inputs for the assets or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).
Property and Equipment
Property and equipment costs are stated at cost, net of accumulated depreciation and amortization. The cost of property and equipment costs are depreciated on the straight-line method over the following estimated useful lives:

Type	Estimated useful life
Lab equipment	5 years
Manufacturing equipment	10 years
Leasehold improvements	Lesser of the remaining economic life of the asset or the lease-term
Furniture and fixtures	5 years
Software	3 years
Leasehold improvements are amortized over the shorter of the estimated useful life of the assets or the remaining lease term. Major additions and betterments are capitalized; maintenance and repairs, which do not improve or extend the life of the respective assets, are charged to operating expenses as incurred. Depreciation has been calculated using the straight-line method over their estimated useful lives once the asset is placed in service. Costs of software obtained for internal use are capitalized in accordance with ASC 350 and are recognized on a straight-line basis over the useful life. Software costs that do not meet the capitalization criteria, including costs incurred in the maintenance and minor upgrade and enhancement of software without additional functionality, are expensed as incurred. No depreciation has been calculated on work in progress assets.
Capitalized Software Development Costs
Implementation costs incurred in a cloud computing arrangement that is a service contract are capitalized and recorded in prepaid expenses and other current assets and other non-current assets on the consolidated balance sheets. Capitalized implementation costs include external professional service costs related to technical development. Post-implementation training and maintenance costs are expensed as incurred. Capitalized eligible implementation costs related to cloud computing service contracts are included in prepaid expenses and other current assets and other non-current assets were $0.3 million and $0.4 million as of December 31, 2023, and 2022, respectively. Capitalized cloud computing implementation costs are amortized on a straight-line basis over the expected term of the arrangement. Expense recognized related to the implementation costs capitalized was $0.2 million and $0.2 million for the years ended December 31, 2023 and 2022, respectively. Cloud computing arrangements are tested for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. No impairment of cloud computing arrangements occurred in 2023 or 2022.
Impairment of Long-Lived Assets
Management assesses the carrying value of property and equipment and software whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If there is indication of impairment, management prepares an estimate of future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If these cash flows are less than the carrying amount of the asset, an impairment loss is recognized to write down the asset to its estimated fair value. For the years ended December 31, 2023 and 2022, the Company did not recognize any impairments for its long-lived assets.
Leases
Operating and finance leases are accounted for in accordance with ASU 2016-02, Leases as amended. They are presented in the Company’s consolidated balance sheet as right-of-use assets from leases, current lease liabilities, and long-term lease liabilities. At the inception of a contractual arrangement, the Company determines whether the contract contains a lease by assessing whether there is an identified asset and whether the contract conveys the right to control the use of the identified asset in exchange for consideration over a period of time. If both criteria are met, the Company records the associated lease liability and corresponding ROU asset upon commencement of the lease using the implicit rate or a discount rate based on a credit-adjusted secured borrowing rate commensurate with the term of the lease. As the Company’s leases do not provide an implicit rate, the Company utilizes the appropriate IBR, determined as the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term and in a similar economic environment.
Both operating and finance lease assets represent a right to use an underlying asset for the lease term, and operating and finance lease liabilities represent an obligation to make lease payments arising from the lease. Lease liabilities with a term greater than one year and their corresponding ROU assets are recognized on the balance sheet at the commencement date of the lease based on the present value of lease payments over the expected lease term.
Certain of the Company’s lease agreements at the adoption date contain renewal options. The Company does not recognize right-of-use assets or lease liabilities for renewal periods upon lease inception date unless it is determined that the Company is reasonably certain of renewing the lease at inception or when a triggering event occurs. The Company also made an accounting policy election to utilize the short-term lease exemption, whereby leases with a term of 12 months or less will not follow the recognition and measurement requirements of the standard.
The Company’s leases do not contain any residual value guarantees. Since the Company elected to account for each lease component and its associated non-lease components as a single combined lease component, all contract consideration is allocated to the combined lease component. Some of the Company’s lease agreements contain rent escalation clauses. For operating leases, the Company recognizes the minimum rental expense on a straight-line basis based on the fixed components of a lease arrangement. The Company will amortize this expense over the term of the lease beginning with the lease commencement date. Certain lease agreements contain variable payments, which are expensed as incurred and not included in the lease right-of-use assets and liabilities. These amounts include payments for maintenance and utilities. Variable lease components represent amounts that are not fixed in nature and are not tied to an index or rate and are recognized as incurred.
Additional information and disclosures are included in Note 10, Commitments and Contingencies.
Contingent Value Rights
As discussed within the Reverse Merger and Pre-Closing Financing section in Note 1, Organization and Description of Business, the Company entered into a CVR Agreement on December 18, 2023 prior to Closing. Included in the CVR Agreement are three different types of CVRs: (i) the Lease CVR, (ii) the Intellectual Property CVR, and (iii) the Sales Tax CVR (together, the “CVRs”). The Company evaluated each of the CVRs to determine if they qualified as derivatives under ASC 815, Derivatives and Hedging, and concluded that since certain scope exceptions were met, the CVRs did not qualify as derivatives. Instead, the Company records a contingent consideration liability associated with the CVRs when payments are probable and estimable under ASC 450. In assessing whether payments are probable and estimable, the Company considers the existence of or ability to enter agreements with third parties or government agencies and timing of potential payments. As of December 31, 2023, the Company recorded $0.3 million and $1.0 million to lease contingent value rights liability, current and lease contingent value rights liability, non-current, respectively, related to amounts that are probable and estimable under the Lease CVR. As no other amounts related to the CVR Agreement were probable as of December 31, 2023, no contingencies for the Intellectual Property CVR or Sales Tax CVR have been recorded. Refer to Note 1,
Organization and Description of Business, and Note 10, Commitments and Contingencies, for further discussion on the CVR components.
Exit and Disposal Costs
In connection with the reverse merger and through fiscal 2024, the Company has incurred and expects to incur costs to wind-down Neoleukin’s Phase 1 NL-201 study. This study has ceased further development, and the Company has no plans to continue developing Neoleukin’s de novo protein technology. As a result, the study’s activities do not provide the Company any future economic benefit. In accordance with ASC 420 Exit or Disposal Costs, the Company accrued the remaining costs to be incurred in the contract of approximately $0.9 million, which was included in the liabilities assumed in the reverse merger. As of December 31, 2023, no payments were made and the liability of $0.8 million was classified as accrued expenses and other current liabilities in the consolidated balance sheet.
Research and Development
Research and development costs are expensed as incurred. These costs include, but are not limited to, employee-related expenses, including salaries, benefits and travel of the Company’s research and development personnel, facilities, supplies, rent, insurance, stock-based compensation, depreciation and external expenses incurred under agreements with contract research organizations and investigative sites that conduct preclinical studies and manufacture the drug product for the preclinical activities and other costs associated with preclinical activities.
Before a compound receives regulatory approval, the Company records upfront and milestone payments to third parties under licensing arrangements as expense provided that there is no alternative future use of the rights in other research and developments projects.
Non-refundable prepayments for research and development costs that are paid in advance of performance are capitalized as a prepaid expense and amortized over the service period as the services are provided. Costs for certain development activities, such as outside research programs funded by the Company, are recognized based on an evaluation of the progress to completion of specific tasks with respect to their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued research and development expense as applicable. There can be judgment involved in measuring the research and development expenses to be recognized in a particular period. In some cases, expense is recorded using an underlying assumption of the progress to completion of specific activities. For example, costs may be recognized based on the passage of time for activities that span reporting periods. If the provision of services is not linear then this assumption could impact the amount of expense recognized. The level of judgment varies based on the nature of the services being performed and the underlying support obtained. For some activities, such as for certain clinical trials, expense is recorded based on information obtained from vendors as an intermediary to those performing the underlying services, such as contract research organizations. These estimates are inherently more judgmental since the quality and availability of the underlying data may vary. The Company does not need to make significant estimates where costs incurred are supported by invoices or reports of costs incurred are obtained from a vendor that is directly performing the underlying services, such as a consultant or contract manufacturing organization.
In-process research and development (“IPR&D”) that is acquired through licensing arrangements and accounted for as asset acquisitions are expensed immediately and within research and development expenses if the IPR&D has no alternative future use.
General and Administrative
General and administrative expenses consist primarily of personnel expenses, including salaries, benefits and stock-based compensation expense, for employees and consultants in executive, finance and accounting, legal, operations support, information technology and human resource functions. General and administrative expenses also include corporate facility costs not otherwise included in research and development expense, including rent, utilities, depreciation and maintenance, as well as legal fees related to intellectual property and corporate matters and fees for accounting and consulting services.
Stock-Based Compensation
The Company accounts for stock-based compensation awards in accordance with ASC Topic 718, Compensation – Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments, including grants of stock options and restricted stock, to be recognized in the consolidated statements of operations based on their fair values. All of the stock-based awards are subject only to service-based vesting conditions. Management estimates the fair value of the stock option awards using the Black-Scholes option pricing model, which requires the input of assumptions, including (a) the fair value of the Company’s common stock, (b) the expected stock price volatility, (c) the calculation of expected term of the award, (d) the risk-free interest rate and (e) expected dividends. Management estimates the fair value of the restricted stock awards using the fair value of the Company’s common stock. Forfeitures are recognized as they are incurred.
Prior to the reverse merger, the Company periodically estimated the fair value of the Company’s common stock considering, among other things, valuations of its common stock prepared by management with the assistance of a third party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants 2013 Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Following the reverse merger, the fair value of the Company’s common stock is based on the closing stock price on the date of grant as reported on the Nasdaq Global Market. The expected life of the stock options in years is estimated using the “simplified method,” as prescribed in SEC’s Staff Accounting Bulletin (SAB) No. 107, as the Company has no historical information from which to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. The simplified method is the midpoint between the vesting period and the contractual term of the option. For stock price volatility, the Company uses comparable public companies as a basis for its expected volatility to calculate the fair value of option grants. The risk-free rate is based on the U.S. Treasury yield curve commensurate with the expected life of the option. The expected dividend yield is zero as the Company has no history of paying dividends and no plans to do so in the near term.
The Company classified stock-based compensation expense in its consolidated statement of operations in the same manner of the award recipient’s payroll costs.
Income Taxes
The Company accounts for income taxes in accordance with ASC 740, Income Taxes, which prescribes the use of the liability method whereby deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is provided to reduce the net deferred tax assets to a level which, more likely than not, will be realized.
The Company assesses its income tax positions and records tax benefits based upon management’s evaluation of the facts, circumstances, and information available at the reporting date. For those tax positions where it is more likely than not that a tax benefit will be sustained, the Company records the amount of tax benefit with a greater than 50 percent likelihood of being realized upon ultimate settlement with a taxing authority having full knowledge of all relevant information. For those income tax positions for which it is not more likely than not that a tax benefit will be sustained, no tax benefit is recognized in the financial statements. Potential interest and penalties associated with such uncertain tax positions is recorded as a component of income tax expense.
Net Income (Loss) Per Share
For the prior year and pre-merger periods in which the Company had multiple classes of stock participating in earnings, the Company uses the two-class method in calculating earnings per share. Basic earnings per share of Class A and Class B common stock is computed by dividing net income attributable to Neurogene OpCo by the weighted-average number of shares of Class A and Class B common stock outstanding during the period.
For the post-merger period, the only period in which the Company had income, diluted earnings per share of the single class of common stock is computed by dividing net income attributable to the Company, adjusted for the assumed exchange of all potentially dilutive instruments for common stock, by the weighted-average number of shares of common stock outstanding, adjusted to give effect to potentially dilutive elements.
As of December 18, 2023, the Company consummated the reverse merger, leaving only one class of common stock remaining, and as such, the two-class method is not presented for the post-merger period from December 18, 2023 to December 31, 2023. The single class of common stock remaining post-merger is referred to throughout as “common stock.”
The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except share and per share amounts):

	Year Ended December 31, 2023			Year Ended December 31, 2022
	Pre-Merger (1)		Post-Merger (2)	Pre-Merger (1)
	Class A	Class B	Common stock	Class A	Class B
Net income (loss) per share, basic:
Numerator:
Net income (loss)	$(49,971)	$—	$13,654	$(55,189)	$—
Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share, basic	426,097	—	491,867	394,533	—
Net income (loss) per share, basic	$(117.28)	$—	$27.76	$(139.88)	$—

Net income (loss) per share, diluted:
Numerator:
Net income (loss)	$(49,971)	$—	$13,654	$(55,189)	$—
Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share, basic	426,097	—	491,867	394,533	—
Weighted-average effect of dilutive securities:
Warrants to purchase common stock	—	—	4,063,361	—	—
Options to purchase common stock	—	—	101,719	—	—
Weighted-average shares outstanding used in computing net income (loss) per share, diluted	426,097	—	4,656,947	394,533	—
Net income (loss) per share, diluted	$(117.28)	$—	$2.93	$(139.88)	$—
__________________
(1) Represents the period starting January 1, 2023 through Closing for the year ended December 31, 2023 and for the year ended December 31, 2022.
(2) Represents the period subsequent to Closing (December 18, 2023) through December 31, 2023.
Potentially dilutive securities that were not included in the diluted per share calculations because they would be antidilutive were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
	Pre-Merger (1)		Post-Merger (2)	Pre-Merger (1)
	Class A	Class B	Common stock	Class A	Class B
Options to purchase common stock	614,729	—	541,180	468,632	—
Restricted stock awards	—	—	—	6,691	—
Series A-1 convertible preferred stock (3)	—	—	—	18,604,653	—
Series A-2 convertible preferred stock (3)	—	—	—	13,291,208	—
Series B convertible preferred stock (3)	—	—	—	74,405,719	—
Total awards excluded	614,729	—	541,180	106,776,903	—
__________________
(3)The convertible preferred stock does not reflect the application of the 0.0756 Exchange Ratio.
Recently Issued Accounting Standards
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that the Company adopts as of the specified effective date. Unless otherwise discussed below, the Company does not believe that the adoption of recently issued standards have or may have a material impact on our financial statements or disclosures.
Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280). The amendments in this update expand segment disclosure requirements, including new segment disclosure requirements for entities with a single reportable segment among other disclosure requirements. This update is effective for the Company in the consolidated financial statements for the year ending December 31, 2024, and interim periods beginning after January 1, 2025. The Company is analyzing the impact of this standard on its disclosures in the consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures which requires consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. This standard will be effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact of this standard on the Company’s consolidated financial statements and related disclosures but does not expect the adoption of ASU 2020-09 to be material.
Recently Adopted Accounting Pronouncements
The Company adopted ASU 2016-13, Financial Instruments - Credit Losses, as amended, on January 1, 2023. This ASU sets forth a current expected credit loss model which requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions, and reasonable supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost and applies to some off-balance sheet credit exposures. The impact of ASU 2016-13 on the Company’s consolidated financial statements was not material.
Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, these financial statements do not include all of the information and footnotes required by U.S. GAAP for complete financial statements and should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, filed with the SEC on March 18, 2024.
In management’s opinion, the unaudited condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) necessary to present fairly the financial position of the Company as of September 30, 2024, and results of operations and cash flows for all periods presented. The interim results presented are not necessarily indicative of results that can be expected for the full year ending December 31, 2024.
Use of Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. In preparing these financial statements, management used significant estimates in the following areas, among others: recoverability of the Company’s net deferred tax assets and related valuation allowance, useful lives and recoverability of property and equipment, determining the incremental borrowing rate for calculating lease liabilities and related right-of-use assets and finance lease assets, revenue recognition, clinical trial accruals, accrual estimates for all contingent value rights (“CVRs”), the value attributed to employee stock options and other stock-based awards, and valuation of common stock. On an ongoing basis, the Company reviews its estimates to ensure that they appropriately reflect changes in the business or as new information becomes available. Actual results may differ from these estimates.
Segment Information
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer. The CODM assesses performance of the segment according to clinical and pre-clinical data along with program specific expenses and market conditions in the pharmaceutical and biotechnology sectors. The Company operates as a single operating segment and has one reportable segment. The Company’s operations and its assets are held in the United States.
Cash and Cash Equivalents
The Company considers all highly-liquid investments purchased with original maturities of 90 days or less at time of purchase to be cash equivalents. Cash and cash equivalents include cash held in banks and are stated at fair value.
The following table provides a reconciliation of cash, cash equivalents, and restricted cash in the balance sheets that sum to the total of the same such amounts shown in the statements of cash flows (in thousands):

	September 30, 2024	December 31, 2023
Cash and cash equivalents	$66,633	$148,210
Restricted cash	339	508
Total cash, cash equivalents and restricted cash	$66,972	$148,718
Cash equivalents consist of money market funds in which the carrying value equals the fair value. Restricted cash includes $0.3 million in cash deposits the Company maintains with its bank as collateral for the irrevocable letters of credits related to its lease obligations.
Concentrations of Credit Risk
Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company’s cash and cash equivalent accounts, at times, may exceed federally insured limits. As of September 30, 2024, the Company had $66.5 million in excess of the federally insured limits. The Company places its cash in financial institutions that management believes to be of high credit quality.
Revenue Recognition
The Company recognizes revenue when its customers obtain control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements within the scope of Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, (“ASC 606”) the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the performance obligation is satisfied.
In applying the ASC 606 framework, the Company must apply judgment to determine the nature of the promises within a revenue contract and whether those promises represent distinct performance obligations. In determining the transaction price, the Company does not include amounts subject to uncertainties unless it is probable that there will be no significant reversal of cumulative revenue when the uncertainty is resolved. Milestone and other forms of variable consideration that the Company may earn are subject to significant uncertainties of research and development related achievements, which generally are deemed not probable until such milestones are actually achieved. For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and where the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). Additionally, the Company develops assumptions that require judgment to determine the standalone selling price of each performance obligation identified in the contract. The Company then allocates the total transaction price to each performance obligation based on the estimated standalone selling prices of each performance obligation for which it recognizes revenue as or when the performance obligations are satisfied. At the end of each subsequent reporting period, the Company re-evaluates the variable consideration and any related constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis.
Under the Company’s license agreements, the Company grants the license to a customer as it exists at the point of transfer and the nature of the license is a right to use the Company’s intellectual property as transferred. If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue from non-refundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. As of September 30, 2024, the Company has two revenue-generating agreements that are related to the legacy Neoleukin business as part of the reverse merger: the December 2023 CVR Licensing Agreement (as defined below) and the April 2024 CVR Licensing Agreement (as defined below). Refer to Note 9, Commitments and Contingencies, for further discussion on the CVR components.
Contingent Value Rights
In conjunction with the reverse merger, the Company entered into a CVR Agreement on December 18, 2023 with the Rights Agent named therein (the “CVR Agreement”) prior to Closing. Included in the CVR Agreement are three different types of CVRs: (i) the Lease CVR, (ii) the Intellectual Property CVR, and (iii) the Sales Tax CVR (each as defined in the CVR agreement). The Company evaluated each of the CVRs to determine if they qualified as derivatives under ASC 815, Derivatives and Hedging, and concluded that since certain scope exceptions were met, the CVRs did not qualify as derivatives. Instead, the Company records a contingent consideration liability associated with the CVRs when payments are probable and estimable under ASC 450, Contingencies. In assessing whether payments are probable and estimable, the Company considers the existence of or ability to enter into agreements with third parties or government agencies and the timing of potential payments. Refer to Note 9, Commitments and Contingencies, for further discussion on the CVRs.
Exit and Disposal Costs
In connection with the reverse merger and through early fiscal 2025, the Company has incurred and expects to incur costs to wind-down Neoleukin’s Phase 1 trial of NL-201. This trial has ceased further development, and the Company has no plans to continue developing Neoleukin’s de novo protein technology. As a result, the trial’s activities do not provide the Company any future economic benefit. In accordance with ASC 420, Exit or Disposal Costs, the Company accrued the remaining costs to be incurred in the trial. The liability was classified as accrued expenses and other current liabilities in the condensed consolidated balance sheet.
A summary of the accrued liabilities activity recorded in connection with the wind-down of Neoleukin’s Phase 1 trial of NL-201 for the nine months ended September 30, 2024 is as follows (in thousands):

	Balance at December 31, 2023	Liability Adjustment	Amounts Paid	Balance at September 30, 2024
Trial wind-down costs:
Phase 1 NL-201 Trial	$1,962	$(201)	$(999)	$762
Significant Accounting Policies
The Company’s significant accounting policies are disclosed in the audited financial statements filed with the Company’s Annual Report on Form 10-K for the year ended December 31, 2023. Since the date of those financial statements, there have been no changes to the Company’s significant accounting policies.
Net Loss Per Share Attributable to Common Stockholders
For the prior year period in which the Company had multiple classes of stock participating in earnings, the Company used the two-class method in calculating net loss per share. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights. The Company considered its convertible preferred stock to be participating securities as holders would be entitled to participate in dividends and earnings of the Company. As the holders of the convertible preferred stock have no obligation to fund losses, the two-class method is not applicable during periods with a net loss.
Basic net loss per share of Class A and Class B common stock was computed by dividing net loss attributable to the Company by the weighted-average number of shares of Class A and Class B common stock outstanding during the period. In periods of losses, diluted net loss per share was computed on the same basis as basic net loss per share as the inclusion of any other potential shares outstanding would be anti-dilutive.
Following the Company’s reverse merger in December 2023, the Company only has one class of common stock remaining, referred to throughout as “common stock.” Basic net loss per share of common stock is computed by dividing net income attributable to the Company by the weighted-average number of shares of common stock outstanding during the period. In periods of losses, diluted net loss per share is computed on the same basis as basic net loss per share as the inclusion of any other potential shares outstanding would be anti-dilutive.
The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share amounts):

	Nine Months Ended September 30,
	2024	2023
	Common stock	Class A	Class B
Numerator:
Net loss	$(55,630)	$(38,700)	$—
Denominator:
Weighted-average shares outstanding in computing net loss per share, basic and diluted	16,932,976	441,498	—
Net loss per share, basic and diluted	$(3.29)	$(87.66)	$—
The following potentially dilutive securities have been excluded from the diluted per share calculations as they would be anti-dilutive:

	Nine Months Ended September 30,
	2024	2023
Series A-1 convertible preferred stock (1)	—	18,604,653
Series A-2 convertible preferred stock (1)	—	13,291,208
Series B convertible preferred stock (1)	—	74,405,719
Stock options	1,384,182	609,656
Total	1,384,182	106,911,236
__________________
The convertible preferred stock does not reflect the application of the 0.0756 Exchange Ratio.
Recently Issued Accounting Standards
From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that the Company adopts as of the specified effective date. Unless otherwise discussed below, the Company does not believe that the adoption of recently issued standards have or may have a material impact on its condensed financial statements or disclosures.
Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). The amendments in this update expand segment disclosure requirements, including new segment disclosure requirements for entities with a single reportable segment among other disclosure requirements. This update is effective for the Company in the consolidated financial statements for the year ending December 31, 2024, and interim periods beginning after January 1, 2025. The Company is analyzing the impact of this standard on its disclosures in the condensed consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. This standard will be effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact of this standard on the Company’s condensed consolidated financial statements and related disclosures.